Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 93,431	$ 126,311
Short-term investments	1,120	1,336
Accounts receivable (Note 11)	8,436	2,198
Prepaid expenses and deposits	1,607	494
Total Current Assets	104,594	130,339
Loan receivable (Note 4)	1,497	1,268
Property and equipment, net (Note 5)	1,614	1,894
Patents, net (Note 6)	155,213	146,485
Deferred tax asset (Note 3)	17,677	20,585
Goodwill	12,623	12,623
Total Assets	293,218	313,194
Current liabilities
Accounts payable and accrued liabilities (Note 9)	23,205	18,915
Current portion of patent finance obligations (Note 8)	8,085	17,418
Total Current Liabilities	31,290	36,333
Patent finance obligations (Note 8)	19,895	27,465
Success fee obligation (Note 9)	655	3,639
Total Liabilities	$ 51,840	$ 67,437
Commitments and contingencies (Note 12)
Shareholders' equity
Capital stock	$ 427,781	$ 426,037
Additional paid-in capital	16,549	16,375
Accumulated other comprehensive income	16,225	16,225
Deficit	(219,177)	(212,880)
Total Stockholders' Equity	241,378	245,757
Total Liabilities and Stockholders' Equity	$ 293,218	$ 313,194